Taxes (Details 2) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Reconciliation of the valuation allowance
Beginning balance	$ 620,000	$ 460,000
Additions	95,000	160,000
Ending balance	$ 715,000	$ 620,000